PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property And Equipment
PROPERTY AND EQUIPMENT

6.	PROPERTY AND EQUIPMENT

	Equipment not ready for use	Leasehold improvements	Machinery and equipment	Office equipment	Total
Cost
Balance, January 1, 2019	$3,142,153	$667,342	$11,017,985	$621,441	$15,448,921
Additions	1,986,210	-	39,260	19,480	2,044,950
Impairment and disposals (1)	(4,388,762)	(667,342)	(8,198,519)	(555,688)	(13,810,311)
Effect of changes in foreign exchange rates	24,741	-	14,529	-	39,270

Balance, December 31, 2019	764,342	-	2,873,255	85,233	3,722,830
Additions	888,726	68,961	525,685	38,416	1,521,788
Reclassification	(519,366)	-	516,111	3,255	-
Disposals (2)	(897,727)	-	-	-	(897,727)
Effect of changes in foreign exchange rates	(8,828)	2,967	79,606	1,281	75,026

Balance,December 31, 2020	227,147	71,928	3,994,657	128,185	4,421,917
Additions, net of returns (3)	(128,575)	-	842,877	57,221	771,523
Reclassification	(96,334)	47,393	48,941	-	-
Effect of changes in foreign exchange rates	(2,238)	(2,206)	(56,455)	(2,137)	(63,036)

Balance, December 31, 2021	$-	$117,115	$4,830,020	$183,269	$5,130,404

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

6.	PROPERTY AND EQUIPMENT (Continued)

Accumulated Depreciation
Balance, January 1, 2019	-	350,497	5,411,757	387,154	6,149,408
Depreciation for the year	-	-	144,337	22,005	166,342
Impairment and disposals (1)	-	(350,497)	(5,044,288)	(341,195)	(5,735,980)

Balance, December 31, 2019	-	-	511,806	67,964	579,770
Depreciation for the year	-	10,332	609,803	11,128	631,263
Effect of changes in foreign exchange rates	-	445	24,405	280	25,130

Balance, December 31, 2020	-	10,777	1,146,014	79,372	1,236,163
Depreciation for the year	-	18,891	794,834	26,641	840,366
Effect of changes in foreign exchange rates	-	(142)	(10,122)	(95)	(10,359)

Balance, December 31, 2021	-	29,526	1,930,726	105,918	2,066,170

Carrying Amounts
At December 31, 2019	$764,342	$-	$2,361,449	$17,269	$3,143,060

At December 31, 2020	$227,147	$61,151	$2,848,643	$48,813	$3,185,754

At December 31, 2021	$-	$87,589	$2,899,294	$77,351	$3,064,234

(1)	On November 8, 2019, the Company disposed of property and equipment used in the operations DenseLight.

(2)	During 2020, the Company settled certain R&D expenses by transferring $897,727 worth of equipment to the supplier. The equipment was initially installed in the fabrication facility of the supplier who provided discounted R&D services to the Company. The equipment will be used by the supplier for volume production primarily for the benefit of the Company.

(3)	During the year, the Company returned $196,490 in equipment to a vendor. The equipment was not needed as the Company had alternatives. The equipment was returned without penalty to the Company.